Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Voyage revenues	$ 74,916	$ 66,679
EXPENSES:
Voyage expenses (including related party)	(1,518)	(1,376)
Vessel operating expenses	(15,390)	(14,978)
General and administrative expenses (including related party)	(992)	(1,453)
Management fees-related party	(3,168)	(3,076)
Depreciation	15,816	15,739
Dry-docking and special survey costs	390	5,385
Operating income	37,642	24,672
OTHER INCOME/(EXPENSES):
Interest and finance costs	(19,549)	(11,041)
Interest income	1,147	3
Gain on derivative financial instruments	5,023	21,231
Loss on Debt extinguishment	(154)
Other, net	(79)	134
Total other income/ (expenses)	(13,612)	10,327
Partnership's Net Income and comprehensive income	24,030	34,999
Common unitholders' interest in Net Income	18,230	29,189
General Partner's interest in Net Income	$ 19	$ 29
Earnings per unit, basic and diluted:
Earnings per common unit, basic	$ 0.50	$ 0.79
Weighted average number of units outstanding, basic and diluted:
Weighted average number of common units outstanding, basic	36,802,247	36,802,247
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,375	$ 3,375
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 2,406	$ 2,406